Client Name:	First Key
Client Project Name:	TPMT 2016-2

Pay History Export

Loans in Report:	4

Loan Number	Seller Loan Number	Borrower Last Name	Street	City	State	Postal Code	Current Rate	Current P&I	Current Balance	Pay History In File - Available For Review	Collection Comments In File/Available For Review	Pay History Doc As Of	Next Due Date	Verified Pmts Applied to PMI	Early Payment Default	Current Contractual P&I	Pay History - Current Escrow - Impound Payment	Total Monthly Payment	Interest Paid Through Date	P&I Changed in Last 12 Months	Payment String	Pay History - Delinquent Days	Pay History - Unpaid	Pay History - MUNI	Pay History - Months Rpt	Late Payments x30	Late Payments x60	Late Payments x90	Late Payments x120	Late Payments x150	Late Payments x180	Late Payments x210	Late Payments x240 Plus	Pay History Comments	Collection Comments
00004	Missing	XXXXXXXX	Missing	XXX	GA	XXX	10.990	(No Data)	XXXXXX.XX	Yes	(No Data)	10/01/2013	11/01/2013	No	Not Applicable	304.97	158.54	463.51	10/01/2013	No	100000000000000000000000	0	0	0	24	1	0	0	0	0	0	0	0	(No Data)	(No Data)
00005	Missing	XXXXXXXX	Missing	XXX	LA	XXX	2.357	(No Data)	XXXXXX.XX	Yes	(No Data)	10/01/2013	10/01/2013	No	Not Applicable	174.46	208.21	382.67	09/01/2013	No	100000001000001222101234	0	0	0	24	5	4	1	1	0	0	0	0	(No Data)	(No Data)
00006	Missing	XXXXXXXX	Missing	XXX	GA	XXX	2.000	(No Data)	XXXXXX.XX	Yes	(No Data)	10/01/2013	10/01/2013	No	Not Applicable	593.38	0.00	593.38	09/01/2013	No	000000000000000000000000	0	0	0	24	0	0	0	0	0	0	0	0	(No Data)	(No Data)
00007	Missing	XXXXXXXX	Missing	XXX	MS	XXX	3.950	(No Data)	XXXXXX.XX	Yes	(No Data)	10/01/2013	11/01/2013	No	Not Applicable	463.74	195.27	659.01	10/01/2013	No	010000001100000000001111	0	0	0	24	7	0	0	0	0	0	0	0	(No Data)	(No Data)

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